K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

August 21, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds
File Nos. 002-98409 and 811-04325

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in First Investors Life Series International Fund (the “Fund”), a series of First Investors Life Series Funds.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on July 31, 2013 (Accession Number: 0000898432-13-001066), which is incorporated herein by reference.

           If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc: Mary Carty
Russell Shepherd
First Investors Management Company, Inc.